INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES [Abstract]
Term of charters, minimum (in years)	3
Term of charters, maximum (in years)	15
Number of offshore supply vessels chartered on long-term bareboat charters	2
Assets accounted for as direct financing leases and leased to related parties	30
Assets accounted for as sales-type leases and leased to non-related parties	2
Value of investments in sales-type leases for Glorycrown and Everbright	$ 99,200,000
Components of investments in direct financing and sales-type leases [Abstract]
Total minimum lease payments to be received	2,181,586,000	2,779,907,000
Less : amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(629,397,000)	(726,751,000)
Net minimum lease payments receivable	1,552,189,000	2,053,156,000
Estimated residual values of leased property (un-guaranteed)	352,328,000	370,379,000
Less : unearned income	(503,921,000)	(770,417,000)
Net investment in direct financing and sales-type leases before deferred deemed equity contribution and unamortized gains	1,400,596,000	1,653,118,000
Less: deferred deemed equity contribution	(164,471,000)	(180,890,000)
Less: unamortized gains	(16,065,000)	(16,947,000)
Total investment in direct financing and sales-type leases	1,220,060,000	1,455,281,000
Current portion	60,160,000	103,976,000
Long-term portion	1,159,900,000	1,351,305,000
Minimum future lease revenues to be received [Abstract]
2012	191,833,000
2013	187,952,000
2014	186,533,000
2015	215,338,000
2016	250,816,000
Thereafter	1,149,114,000
Total minimum lease revenues	$ 2,181,586,000
Number of charter agreements, accounted for as direct financing leases, amended during the period	28